Note Deposits - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deposits Abstract
Brokered deposit	$ 500	$ 600
Deposit Liabilities Reclassified As Loans Receivable	$ 4	$ 6